INVESTMENT SECURITIES - Investments in debt securities at amortized cost (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets	$ 259,515,428	$ 245,105,338
Investment securities at amortized cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	3,053,862	2,972,616
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	224,581,946	215,324,860
Debt securities | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	29,346,069	25,702,607
Debt securities | Financial assets at amortised cost, category [member] | Investment securities at amortized cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	3,053,862	2,972,616
Debt securities | Financial assets at amortised cost, category [member] | Investment securities at amortized cost | Not later than one month [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	693,328	671,047
Debt securities | Financial assets at amortised cost, category [member] | Investment securities at amortized cost | Later than one month and not later than three months [member] | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	12,787	12,787
Debt securities | Financial assets at amortised cost, category [member] | Investment securities at amortized cost | More than 3 months and no more than 1 year | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	2,347,747	2,287,755
Debt securities | Financial assets at amortised cost, category [member] | Investment securities at amortized cost | More than 1 year and no more than 5 years | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets		1,027
Securities issued by other of the Colombian Government entities | Financial assets at amortised cost, category [member] | Investment securities at amortized cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	3,029,802	2,931,172
Securities issued by foreign Governments | Financial assets at amortised cost, category [member] | Investment securities at amortized cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	23,043	32,321
Securities issued by other financial entities | Financial assets at amortised cost, category [member] | Investment securities at amortized cost | Gross carrying amount
Disclosure of financial assets [line items]
Financial assets	$ 1,017	$ 9,123